Critical Accounting Estimates and Judgment in Applying Accounting Policies - Sensitivity Analysis of LAT Deficit to Changes in Various Underwriting Risks Explanatory (Detail) - The Netherlands [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Interest rate, measurement input [member]
Sensitivity Analysis Of LAT Deficit To Changes In Various Underwriting Risks [Line Items]
Increase of deficit in liability adequacy test	€ (3.3)	€ (3.9)
Decrease of deficit in liability adequacy test	4.3	5.2
Credit spread, measurement input [member]
Sensitivity Analysis Of LAT Deficit To Changes In Various Underwriting Risks [Line Items]
Increase of deficit in liability adequacy test	0.3	0.2
Decrease of deficit in liability adequacy test	(0.3)	(0.3)
Mortgage Measurement Input [Member]
Sensitivity Analysis Of LAT Deficit To Changes In Various Underwriting Risks [Line Items]
Increase of deficit in liability adequacy test	0.5	0.6
Decrease of deficit in liability adequacy test	(0.6)	(0.6)
Liquidity Premium [Member]
Sensitivity Analysis Of LAT Deficit To Changes In Various Underwriting Risks [Line Items]
Increase of deficit in liability adequacy test	(0.2)	(0.2)
Decrease of deficit in liability adequacy test	€ 0.2	€ 0.2